Stock-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards	The following is a schedule summarizing restricted stock awards for the periods indicated:
	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2021
Granted	691,232	$1.90
Vested	(346,806)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90
Granted	150,000	$2.00
Vested	(419,133)	$1.92
Forfeited	-	-
Outstanding at June 30, 2023	75,293	$1.97

Schedule of Estimates the Fair Value of Each Option Award	The Company used the following assumptions for to estimate the fair value of stock options for directors issued for the years ended June 30, 2023 and 2022:
	Year Ended June 30,
	2023	2022
Weighted-average fair value	$2.45	$1.48
Expected volatility	100% - 134%	100%
Expected term	5.0 years - 7.0 years	5.0 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.26% - 4.24%	1.15% - 2.41%

Schedule of Stock Option Activity	The following is a schedule summarizing stock option activities for the periods presented:
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	471,250	$2.68
Exercised	-	-
Expired/cancelled	(255,000)	$2.00
Outstanding at June 30, 2023	1,034,000	$2.31	$639,775
Exercisable at June 30, 2023	360,060	$2.05	$309,248
(1)	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	-
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-